Post-employment Benefits - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment Benefits
Actuarial assumption of retirement age	65 years	65 years
Discount rate (as a percent)	6.60%	7.00%
Salary increase (as a percent)	5.00%	5.00%
Inflation rate (as a percent)	3.50%	3.50%